Taxes payable	12 Months Ended
Dec. 31, 2023
Taxes Payable
Taxes payable

19.	Taxes payable

In Brazil, revenue from sales of goods or services are subject to taxation by State Value-Added Tax (“ICMS”) and Services Tax (“ISS”), calculated based on the rates applicable to each state and city, as well as contributions for the Social Integration Program (“PIS”) and Social Security Financing (“COFINS”), and are presented as a reduction of sales revenue.

Revenue and expenses are recognized net of taxes, except when the taxes paid on the purchase of assets or services is not recoverable from the tax authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as cost or expense item, as applicable.

19.1 Taxes and contributions payable and taxes payable in installments are as follows:

	2023	2022

Taxes payable in installments - Law 11,941/09 (ii)	38	109
Taxes payable in installments – PERT(i)	116	110
IPI(iii)	54	-
ICMS	178	130
Other	11	18
	397	367

Current	328	312
Non-current	69	55

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program.”) The program allows the payment of certain taxes in monthly installments and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF (“Contribuição provisória sobre movimentação financeira”) and other claims. The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

(iii)	Company decided to include IPI debts in the Special Federal Program (established by Law No. 14,740, of November 29, 2023, and regulated by RFB Normative Instruction No. 2,168, of December 28, 2023) which granted benefits such as reduced fines and interest , in addition to the possibility of payment using tax losses and negative CSLL basis, as well as payment in up to 48 installments. The gains arising from these discounts will not be taxed by IRPJ/CSLL/PIS/COFINS as provided in the legislation.

19.2	Maturity schedule of taxes payable in installments in non-current liabilities:

From 1 to 2 years	18
From 2 to 3 years	51
69